Product Warranties (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Product Warranties Disclosures [Abstract]
Summary of Warranty Reserve Activity

The warranty reserve activity consisted of the following (in thousands):

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$11,133	$9,304
Adjustments to reserve	2,226	2,403
Warranty claims payment	(2,247)	(1,797)
Accretion—purchase accounting valuation	165	178

Ending balance	11,277	10,088
Current portion of accrued warranty	(3,375)	(1,873)

Accrued warranty—less current portion	$7,902	$8,215

The warranty reserve activity was as follows:

	As of September 30,
(In thousands)	2019	2018
Beginning balance	$9,304	$7,783
Additions	4,509	4,315
Reduction in accruals for pre-existing warranties	(6)	(3)
Warranty claims payment	(2,927)	(3,106)
Accretion—purchase accounting valuation	253	315

Ending balance	11,133	9,304
Current portion of accrued warranty	(2,543)	(1,944)

Accrued warranty—less current portion	$8,590	$7,360